UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2000 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 31, 2000



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 62

Form 13F Information Table Value Total : $470,945



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2283    48000 SH       SOLE                    48000
Accrue Software                COM              00437W102     4028   337440 SH       SOLE                   337440
Advent Software                COM              007974108    17147   245400 SH       SOLE                   245400
Agile Software Corp.           COM              00846x105    36065   400996 SH       SOLE                   400996
Alteon Web Systems             COM              02145A109    22412   206772 SH       SOLE                   206772
Amazon.com                     COM              023135106     5035   131000 SH       SOLE                   131000
Applied Imaging                COM              03820G106      139    30000 SH       SOLE                    30000
ArthroCare Corp.               COM              043136100      680    35000 SH       SOLE                    35000
Aspect Communications          COM              04523Q102     5501   266692 SH       SOLE                   266692
Aspen Technology               COM              045327103     9914   219700 SH       SOLE                   219700
BP Amoco PLC                   COM              055622104     1010    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108      966       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1184      572 SH       SOLE                      572
Brocade Communications         COM              111621108    11352    48100 SH       SOLE                    48100
C-Cube Microsystems            COM              12501n108    15186   740800 SH       SOLE                   740800
CAIS Internet, Inc.            COM              12476q102     1260   258500 SH       SOLE                   258500
CNET Networks Inc.             COM              12613R104     9576   393100 SH       SOLE                   393100
Cacheflow                      COM              126946102     2860    20000 SH       SOLE                    20000
Celeritek, Inc.                COM              150926103     1508    40000 SH       SOLE                    40000
Concord EFS                    COM              206197105    21721   611600 SH       SOLE                   611600
Critical Path                  COM              22674V100      735    12094 SH       SOLE                    12094
Digital Generation             COM              253921100     3285   772939 SH       SOLE                   772939
E-Stamp Corporation            COM              269154100       27    30310 SH       SOLE                    30310
Echelon Corporation            COM              27874N105      661    22500 SH       SOLE                    22500
Electronic Arts                COM              285512109    19609   397136 SH       SOLE                   397136
General Electric               COM              369604103     3238    56016 SH       SOLE                    56016
General Mills                  COM              370334104      473    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      489    10000 SH       SOLE                    10000
IBM                            COM              459200101     2710    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104    10373   184000 SH       SOLE                   184000
Inktomi                        COM              457277101     9781    85800 SH       SOLE                    85800
Intel Corp.                    COM              458140100     4297   103392 SH       SOLE                   103392
Intuit                         COM              461202103    22703   398300 SH       SOLE                   398300
JDS uniphase corp.             COM              46612J101     5303    56000 SH       SOLE                    56000
Johnson & Johnson              COM              478160104     1629    17344 SH       SOLE                    17344
Juniper Networks               COM              48203r104    11067    50550 SH       SOLE                    50550
Linear Technology              COM              535678106    24670   381001 SH       SOLE                   381001
MedicaLogic                    COM              584642102     1049   294445 SH       SOLE                   294445
Micro Therapeutics             COM              59500W100      261    39000 SH       SOLE                    39000
Millennium Pharm.              COM              599902103    11743    80400 SH       SOLE                    80400
Molecular Devices              COM              60851C107    18170   184933 SH       SOLE                   184933
Netcentives, Inc.              COM              64108P101     6530   852913 SH       SOLE                   852913
Oakwood Homes Corporation      COM              674098108       46    30624 SH       SOLE                    30624
PMC-Sierra Inc                 COM              69344F106    18727    87000 SH       SOLE                    87000
Packeteer, Inc.                COM              695210104      379    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2804    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     9193   303900 SH       SOLE                   303900
Project Software               COM              74339P101     2786   179200 SH       SOLE                   179200
Proxim                         COM              744284100    11526   259000 SH       SOLE                   259000
Quick Logic                    COM              74837P108     1327    80441 SH       SOLE                    80441
Rambus                         COM              750917106    17477   221400 SH       SOLE                   221400
Redback Networks               COM              757209101     5740    35000 SH       SOLE                    35000
Rouse Co.                      COM              779273101      262    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      240     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     2943    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      659     8000 SH       SOLE                     8000
Siebel                         COM              826170102    31179   280100 SH       SOLE                   280100
Target CP                      COM              239753106     1574    61440 SH       SOLE                    61440
Vertex Pharm.                  COM              92532F100    13860   164020 SH       SOLE                   164020
Vignette Corp.                 COM              926734104     8416   281700 SH       SOLE                   281700
Webvan                         COM              94845V103     1320   571000 SH       SOLE                   571000
Yahoo                          COM              984332106    11857   130300 SH       SOLE                   130300